Personnel benefits (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Salaries	$ 364,462,374	$ 355,695,149	$ 357,008,125
Other short term personnel benefits	89,377,438	120,956,054	189,564,774
Social security charges	109,101,968	108,537,358	117,085,257
Personnel compensations and rewards	19,243,474	71,889,505	21,970,362
Personnel services	19,543,362	17,044,327	14,717,079
Termination benefits	775,156	1,486,193	1,368,833
Other long term benefits	1,403,157	2,646,973	9,003,183
TOTAL	$ 603,906,929	$ 678,255,559	$ 710,717,613